Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash	$ 10,794	$ 161,506	$ 105,034
Restricted cash	2,762,575
Accounts receivable	489,684	86,972	160,000
Due from related parties	420,578	383,577	2,557,033
Prepaid expenses and other current assets	5,587	13,933	34,264
Subscription amount receivable		150,000
Loan receivable	314,668	552,059
Total current assets	4,590,113	1,614,627	3,205,907
Deferred offering costs	720,764	619,925
Investment in joint ventures	57,237	57,753
Intangible assets, net	301,504	198,178	151,111
Total assets	5,669,618	2,490,483	3,357,018
Current liabilities:
Accounts payable and accrued expenses	498,447	376,961	161,136
Deferred revenue	35,000	35,000	40,000
Due to related parties	30,001	16,605	1,304,916
Dividend payable	25,577
Total current liabilities	589,025	428,566	1,506,052
Line of credit			642,854
Future equity obligations	25,000	25,000	25,000
Total liabilities	614,025	453,566	2,173,906
Commitments and contingencies (Note 11)
Mezzanine equity:
Redeemable convertible preferred stock, $0.001 par value, 10,000,000 shares authorized, 1,250,000 designated as Series C; 688,250 and 0 shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively	2,792,615
Common stock subject to possible redemption, $0.001 par value, 60,000 shares issued and outstanding as of both March 31, 2026 and September 30, 2025, respectively	120,000	120,000
Stockholders’ equity:
Common stock, $0.001 par value, 190,000,000 shares authorized, 5,091,391 shares issued and outstanding as of both March 31, 2026 and September 30, 2025	5,092	5,092	5,092
Additional paid-in capital	1,164,513	1,144,513	308,713
Retained earnings	973,168	767,107	869,302
Total stockholders’ equity	2,142,978	1,916,917	1,183,112
Total liabilities, mezzanine equity and stockholders’ equity	5,669,618	2,490,483	3,357,018
Related Parties
Current assets:
Accounts receivable - related parties	586,227	266,580	349,576
Series B
Stockholders’ equity:
Preferred stock value	200	200
Series X
Stockholders’ equity:
Preferred stock value	$ 5	$ 5	$ 5